Retirement Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Employee	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Matching contribution to 401(k) plan	$ 734,000	$ 667,000	$ 394,000
Employer matching contribution description	In conjunction with freezing the pension plan, as discussed below, the Company changed the matching contribution calculation from twenty-five percent of the first six percent of an employee's contribution to 100% of an employee's first three percent contributed and 50% of the next two percent contributed.
Pension plan eligibility age of employees	20 years 6 months
Pension plan eligibility service period of employees	6 months
Pension plan eligibility service hours of employees	1000 hours
Additional benefits under pension plan	$ 0
Effect of curtailment on projected benefit obligation	4,039,000
Accumulated other comprehensive loss	2,666,000
Interest expense	3,308,000	3,309,000	$ 4,104,000
Unrecognized actuarial loss	4,345,000	4,049,000
Unrecognized actuarial net of tax	2,238,000	2,086,000
Accumulated benefit obligation for defined benefit pension plan	16,964,000	$ 16,328,000
Net periodic benefit cost over the next fiscal year	$ 380,000
Rate of compensation increase used to determine the benefit obligation	0.00%	0.00%	0.00%
Long-term rate of return on plan assets	7.00%	7.00%
Expected future employer contributions	$ 500,000
Employer contribution	500,000	$ 700,000
Fund status	(814,000)	(681,000)
Total distribution to participant	$ 773,000	1,340,000
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum retirement year for participants	10 years
Liability recorded for supplemental retirement plan	$ 1,984,000	1,775,000
Expenses recorded for supplemental retirement plan	243,000	299,000	$ 398,000
Total distribution to participant	34,000	22,000
Shortfall Agreements [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension shortfall expense	201,000	364,000	222,000
Interest expense	$ 11,000	$ 10,000	$ 0
Number of individuals under plan | Employee	10